Estimated Useful Lives used in Computing Depreciation of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2013
Buildings | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life	4 years
Buildings | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life	50 years
Machinery and equipment | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life	2 years
Machinery and equipment | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life	20 years